Other payables and accruals	12 Months Ended
Mar. 31, 2026
Other Payables And Accruals
Other payables and accruals
22.	Other payables and accruals

	2026	2025
	USD	USD

Other payables	1,713,134	816,176
Accruals	1,742,039	48,734
Deposit received	-	13,511

	3,455,153	878,421